Investments	12 Months Ended
Dec. 31, 2022
Investments
Investments

5.  Investments

Investments at Cost

The Company acquired a convertible note from Matrix Industries, Inc. for ¥52,520 thousand on February 3, 2021. The carrying amount of non-marketable securities recorded at cost as fair value is not readily determinable. The amount is ¥53,020 thousand as of December 31, 2022 and 2021. The Company did not recognize any impairment for the year ended December 31, 2022 and 2021.

The breakdown of non-marketable securities as of December 31, 2022 and 2021 are as follows:

	Carrying amount
	Thousands of Yen		Ownership
	2022	2021	2022	2021
Matrix Industries, Inc.	¥52,520	¥52,520	0.09%	0.09%
Other	500	500	―	―
Total	¥53,020	¥53,020